EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	For Years Ended December 31,
	2023	2022
Net income attributable to common stockholders (same for diluted earnings per share)	$9,516,626	$31,682,275
Weighted-average common shares outstanding for basic earnings per share	56,951,414	50,369,350
Restricted stock units	816,484	—
Shares used for diluted earnings per share	57,767,898	50,369,350
Earnings per share:
Basic earnings per share	$0.17	$0.63
Diluted earnings per share	$0.16	$0.63